Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	$ 75,722	$ 84,130
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	10,737	11,590
Fair Value, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	640,000	650,000
Notes receivable, fair value disclosure	$ 608,000	$ 664,000